Financial Instruments - Summary of Financial Assets and Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Oct. 10, 2019 INR (₨)	Apr. 01, 2019 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Assets:
Cash and cash equivalents	₨ 144,499	$ 1,917			₨ 158,529	₨ 44,925
Investments
Financial instruments at FVTPL	14,795				13,960
Financial instruments at FVTOCI	164,884				191,964
Financial instruments at Amortized cost	19,258				21,708
Other financial assets
Trade receivables	110,523				104,862
Unbilled receivables	25,209				22,880
Other assets	14,495				19,757
Derivative assets	3,025				5,104
Total	496,688				538,764
Trade payables and other payables
Trade payables and accrued expenses	78,129				88,304
Lease liabilities	19,198			₨ 15,379
Other liabilities	1,050				644
Loans, borrowings and bank overdrafts	78,042				99,467
Derivative liabilities	7,369				1,310
Total	₨ 183,788		₨ 561		₨ 189,725